Securities Sold Under Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Sold Under Repurchase Agreements (Textual) [Abstract]
Securities sold under repurchase agreements	$ 10,584,000	$ 7,419,000
Maximum amounts of outstanding repurchase agreements	10,584,000	7,419,000
Average daily balance outstanding	$ 8,426,000	$ 6,166,000
Weighted average interest rate on outstanding balance	0.52%	0.76%